Fair Value Measurement (Tables)	12 Months Ended
Apr. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The carrying amounts and estimated fair values of our financial instruments are as follows:

(in 000s)
As of April 30,	2018		2017		Fair Value Hierarchy
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$1,544,944	$1,544,944	$1,011,331	$1,011,331	Level 1
Cash and cash equivalents - restricted	118,734	118,734	106,208	106,208	Level 1
Receivables, net - short-term	146,774	146,774	162,775	162,775	Level 1
Receivables, net - long-term	52,434	52,434	52,898	52,898	Level 1 and 3
Liabilities:
Long-term debt (excluding debt issuance costs)	—	1,548,121	1,502,735	1,569,033	Level 2
Contingent consideration	12,060	12,060	10,428	10,428	Level 3